Joint Venture	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Joint Venture
Joint Venture
Kreher Steel Company, LLC is a 50% owned joint venture of the Company. Kreher is a national distributor and processor of carbon and alloy steel bar products, headquartered in Melrose Park, Illinois.
The following information summarizes the Company’s participation in the joint venture as of and for the year ended December 31:

	2015	2014	2013
Equity in earnings (losses) of joint venture	$(1,426)	$7,691	$6,987
Investment in joint venture	35,690	37,443	41,879
Sales to joint venture	284	188	198
Purchases from joint venture	49	224	86

The following information summarizes financial data for this joint venture as of and for the year ended December 31:

	2015	2014	2013
Revenues	$160,104	$259,487	$230,351
Net income (loss)	(2,876)	15,555	13,720
Current assets	66,645	93,679	82,827
Non-current assets	22,777	26,377	25,615
Current liabilities	7,792	11,896	10,548
Non-current liabilities	11,287	35,469	16,103
Members’ equity	70,343	72,691	81,791
Capital expenditures	2,176	3,042	1,789
Depreciation and amortization	2,390	2,294	2,217